Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2025 Fund - Fidelity Sustainable Target Date 2025 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443